Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.86864%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,859,725.04

Principal:
Principal Collections	$27,449,778.51
Prepayments in Full	$13,259,859.45
Liquidation Proceeds	$302,164.12
Recoveries	$6,245.42
Sub Total	$41,018,047.50
Collections	$45,877,772.54

Purchase Amounts:
Purchase Amounts Related to Principal	$76,239.77
Purchase Amounts Related to Interest	$527.84
Sub Total	$76,767.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,954,540.15

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,954,540.15
Servicing Fee	$1,056,856.90	$1,056,856.90	$0.00	$0.00	$44,897,683.25
Interest - Class A-1 Notes	$453,582.32	$453,582.32	$0.00	$0.00	$44,444,100.93
Interest - Class A-2a Notes	$1,236,583.33	$1,236,583.33	$0.00	$0.00	$43,207,517.60
Interest - Class A-2b Notes	$1,010,710.22	$1,010,710.22	$0.00	$0.00	$42,196,807.38
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$40,071,213.63
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$39,785,276.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,785,276.13
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$39,590,179.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,590,179.13
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$39,450,569.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,450,569.96
Regular Principal Payment	$94,229,115.65	$39,450,569.96	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$45,954,540.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,450,569.96
Total					$39,450,569.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$39,450,569.96	$148.87	$453,582.32	$1.71	$39,904,152.28	$150.58
Class A-2a Notes	$0.00	$0.00	$1,236,583.33	$4.73	$1,236,583.33	$4.73
Class A-2b Notes	$0.00	$0.00	$1,010,710.22	$5.05	$1,010,710.22	$5.05
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$39,450,569.96	$29.98	$5,447,113.29	$4.14	$44,897,683.25	$34.12

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$94,229,115.65	0.3555816	$54,778,545.69	0.2067115
Class A-2a Notes	$261,250,000.00	1.0000000	$261,250,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,145,009,115.65	0.8702132	$1,105,558,545.69	0.8402305

Pool Information
Weighted Average APR	4.973%	4.987%
Weighted Average Remaining Term	52.74	51.95
Number of Receivables Outstanding	37,476	36,753
Pool Balance	$1,268,228,278.85	$1,226,976,708.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,158,630,760.87	$1,121,641,480.51
Pool Factor	0.8786516	0.8500718

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$105,335,227.80
Targeted Overcollateralization Amount	$146,766,171.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$121,418,162.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$163,528.69
(Recoveries)		1	$6,245.42
Net Loss for Current Collection Period			$157,283.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1488%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0004%
Second Prior Collection Period			0.0424%
Prior Collection Period			0.0335%
Current Collection Period			0.1513%
Four Month Average (Current and Prior Three Collection Periods)			0.0569%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		260	$247,455.24
(Cumulative Recoveries)			$6,245.42
Cumulative Net Loss for All Collection Periods			$241,209.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0167%

Average Realized Loss for Receivables that have experienced a Realized Loss			$951.75
Average Net Loss for Receivables that have experienced a Realized Loss			$927.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.44%	117	$5,353,417.24
61-90 Days Delinquent	0.08%	23	$998,462.37
91-120 Days Delinquent	0.00%	1	$45,237.39
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.52%	141	$6,397,117.00

Repossession Inventory:
Repossessed in the Current Collection Period		14	$638,788.67
Total Repossessed Inventory		23	$1,052,990.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0681%
Prior Collection Period			0.0560%
Current Collection Period			0.0653%
Three Month Average			0.0632%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0851%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$3,388,897.32
2 Months Extended	86	$3,906,115.19
3+ Months Extended	22	$915,116.19

Total Receivables Extended	185	$8,210,128.70
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer